OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
OTHER CURRENT ASSETS.
Prepaid expenses	€ 2,021	€ 1,899
Advance payments on inventories	1,897	1,097
Restricted cash	0	59
Total other current non-financial assets	3,918	3,054
Prepaid expenses for insurance expenses	€ 1,617	€ 1,500